UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

EXPLANATORY NOTE
The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2018, originally filed with the Securities and Exchange Commission on March 1, 2019 (Accession Number 0001193125-19-060050). The sole purpose of this filing is to correct an inadvertent omission of the tenure of the Registrant’s auditor, Deloitte & Touche LLP, from the Report of Independent Registered Public Accounting Firm.
ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor Class, Service Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2015 Fund (Investor Class shares) returned -5.35% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.49% (composite benchmark return was -4.86%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Investor Class	-5.35%	3.80%	6.04%
Service Class	-5.35%	3.72%	5.95%
Class L	-5.58%	3.56%	5.21%
(a) Investor Class and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.71%
Large Cap Equity	21.89
International Equity	19.29
Mid Cap Equity	9.33
Fixed Interest Contract	8.06
Small Cap Equity	5.72
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 946.50	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.91
Service Class
Actual	$1,000.00	$ 947.00	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.41
Class L
Actual	$1,000.00	$ 946.00	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares, 0.71% for the Service Class shares and 0.86% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2020 Fund (Investor Class shares) returned -5.23% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.37% (composite benchmark return was -4.86%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	-5.23%	3.82%	5.50%
Service Class	-5.37%	3.71%	5.40%
Class L	-5.50%	3.57%	5.27%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.68%
Large Cap Equity	21.92
International Equity	19.29
Mid Cap Equity	9.35
Fixed Interest Contract	8.04
Small Cap Equity	5.72
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 947.90	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.91
Service Class
Actual	$1,000.00	$ 947.40	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.41
Class L
Actual	$1,000.00	$ 946.00	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares, 0.71% for the Service Class shares and 0.86% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2025 Fund (Investor Class shares) returned -5.27% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.41% (composite benchmark return was -4.86%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Investor Class	-5.27%	3.80%	6.20%
Service Class	-5.43%	3.70%	6.11%
Class L	-5.56%	3.54%	5.28%
(a) Investor Class and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.69%
Large Cap Equity	21.89
International Equity	19.31
Mid Cap Equity	9.33
Fixed Interest Contract	8.06
Small Cap Equity	5.72
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 947.20	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.91
Service Class
Actual	$1,000.00	$ 946.80	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.41
Class L
Actual	$1,000.00	$ 945.60	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares, 0.71% for the Service Class shares and 0.86% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2030 Fund (Investor Class shares) returned -5.56% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.40% (composite benchmark return was -5.15%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	-5.56%	4.08%	6.08%
Service Class	-5.61%	4.00%	6.00%
Class L	-5.87%	3.85%	5.90%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.68%
Large Cap Equity	23.30
International Equity	21.06
Mid Cap Equity	9.93
Fixed Interest Contract	6.74
Small Cap Equity	6.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 943.20	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$3.01
Service Class
Actual	$1,000.00	$ 943.10	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.52
Class L
Actual	$1,000.00	$ 942.20	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares, 0.73% for the Service Class shares and 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2035 Fund (Investor Class shares) returned -6.82% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.42% (composite benchmark return was -6.40%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Investor Class	-6.82%	4.32%	7.23%
Service Class	-6.88%	4.22%	7.15%
Class L	-6.97%	4.22%	6.38%
(a) Investor Class and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.06%
International Equity	26.01
Bond	23.65
Mid Cap Equity	11.54
Small Cap Equity	7.91
Fixed Interest Contract	3.83
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 929.10	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$3.11
Service Class
Actual	$1,000.00	$ 928.40	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.62
Class L
Actual	$1,000.00	$ 928.00	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares, 0.74% for the Service Class shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2040 Fund (Investor Class shares) returned -7.86% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.31% (composite benchmark return was -7.55%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	-7.86%	4.41%	6.71%
Service Class	-7.96%	4.32%	6.62%
Class L	-7.94%	4.40%	6.71%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.57%
Large Cap Equity	30.02
Bond	15.31
Mid Cap Equity	12.78
Small Cap Equity	9.46
Fixed Interest Contract	1.86
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 916.50	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.26
Service Class
Actual	$1,000.00	$ 916.50	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.77
Class L
Actual	$1,000.00	$ 916.40	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Investor Class shares, 0.76% for the Service Class shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.21%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2045 Fund (Investor Class shares) returned -8.74% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.43% (composite benchmark return was -8.31%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Investor Class	-8.74%	4.36%	7.41%
Service Class	-8.84%	4.27%	7.32%
Class L	-8.77%	4.26%	6.62%
(a) Investor Class and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.71%
Large Cap Equity	31.33
Mid Cap Equity	13.41
Small Cap Equity	10.57
Bond	10.13
Fixed Interest Contract	0.85
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 907.40	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.26
Service Class
Actual	$1,000.00	$ 907.50	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.77
Class L
Actual	$1,000.00	$ 907.70	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Investor Class shares, 0.76% for the Service Class shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.21%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2050 Fund (Investor Class shares) returned -9.05% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.41% (composite benchmark return was -8.64%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	-9.05%	4.32%	6.59%
Service Class	-9.06%	4.21%	6.49%
Class L	-9.20%	4.23%	6.54%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.59%
Large Cap Equity	31.06
Mid Cap Equity	13.24
Small Cap Equity	11.25
Bond	8.34
Fixed Interest Contract	0.52
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 904.60	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.26
Service Class
Actual	$1,000.00	$ 904.80	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.77
Class L
Actual	$1,000.00	$ 904.10	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Investor Class shares, 0.77% for the Service Class shares and 0.73% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.22%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Lifetime 2055 Fund (Investor Class shares) returned -9.22% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.42% (composite benchmark return was -8.80%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Investor Class	-9.22%	4.23%	7.20%
Service Class	-9.32%	4.11%	7.09%
Class L	-9.23%	4.19%	6.46%
(a) Investor Class and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.82%
Large Cap Equity	30.34
Mid Cap Equity	12.91
Small Cap Equity	11.73
Bond	7.72
Fixed Interest Contract	0.48
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Investor Class
Actual	$1,000.00	$ 903.50	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.21
Service Class
Actual	$1,000.00	$ 903.10	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.72
Class L
Actual	$1,000.00	$ 903.50	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Investor Class shares, 0.76% for the Service Class shares and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.22%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
2,726,831	Great-West Bond Index Fund Institutional Class(a)	$25,795,818

TOTAL BOND MUTUAL FUNDS — 35.72% (Cost $26,735,520)		$25,795,818
EQUITY MUTUAL FUNDS
1,203,637	Great-West International Index Fund Institutional Class(a)	10,399,421
1,864,841	Great-West S&P 500® Index Fund Institutional Class(a)	15,813,849
877,725	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,740,926
567,388	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,130,581
333,111	Northern Emerging Markets Equity Index Fund	3,540,972

TOTAL EQUITY MUTUAL FUNDS — 56.26% (Cost $44,926,532)		$40,625,749
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,820,860 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,820,860

TOTAL FIXED INTEREST CONTRACT — 8.06% (Cost $5,820,860)		$ 5,820,860
TOTAL INVESTMENTS — 100.04% (Cost $77,482,912)		$72,242,427
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,069)
TOTAL NET ASSETS — 100.00%		$72,211,358

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
1,839,899	Great-West Bond Index Fund Institutional Class(a)	$17,405,446

TOTAL BOND MUTUAL FUNDS — 35.70% (Cost $18,100,163)		$17,405,446
EQUITY MUTUAL FUNDS
813,417	Great-West International Index Fund Institutional Class(a)	7,027,924
1,261,154	Great-West S&P 500® Index Fund Institutional Class(a)	10,694,584
593,877	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,560,977
383,462	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,791,607
223,885	Northern Emerging Markets Equity Index Fund	2,379,894

TOTAL EQUITY MUTUAL FUNDS — 56.30% (Cost $31,143,734)		$27,454,986
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,921,783 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,921,783

TOTAL FIXED INTEREST CONTRACT — 8.04% (Cost $3,921,783)		$ 3,921,783
TOTAL INVESTMENTS — 100.04% (Cost $53,165,680)		$48,782,215
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,098)
TOTAL NET ASSETS — 100.00%		$48,763,117

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
2,266,819	Great-West Bond Index Fund Institutional Class(a)	$21,444,111

TOTAL BOND MUTUAL FUNDS — 35.71% (Cost $22,100,555)		$21,444,111
EQUITY MUTUAL FUNDS
1,000,166	Great-West International Index Fund Institutional Class(a)	8,641,432
1,550,650	Great-West S&P 500® Index Fund Institutional Class(a)	13,149,510
729,615	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,603,447
472,065	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,436,631
278,673	Northern Emerging Markets Equity Index Fund	2,962,296

TOTAL EQUITY MUTUAL FUNDS — 56.27% (Cost $39,040,961)		$33,793,316
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,839,297 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,839,297

TOTAL FIXED INTEREST CONTRACT — 8.06% (Cost $4,839,297)		$ 4,839,297
TOTAL INVESTMENTS — 100.04% (Cost $65,980,813)		$60,076,724
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,097)
TOTAL NET ASSETS — 100.00%		$60,051,627

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
2,534,437	Great-West Bond Index Fund Institutional Class(a)	$23,975,774

TOTAL BOND MUTUAL FUNDS — 32.70% (Cost $24,817,036)		$23,975,774
EQUITY MUTUAL FUNDS
1,324,489	Great-West International Index Fund Institutional Class(a)	11,443,588
2,015,270	Great-West S&P 500® Index Fund Institutional Class(a)	17,089,489
949,015	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,288,435
633,774	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,613,872
376,702	Northern Emerging Markets Equity Index Fund	4,004,343

TOTAL EQUITY MUTUAL FUNDS — 60.60% (Cost $50,746,403)		$44,439,727
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,943,484 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,943,484

TOTAL FIXED INTEREST CONTRACT — 6.74% (Cost $4,943,484)		$ 4,943,484
TOTAL INVESTMENTS — 100.04% (Cost $80,506,923)		$73,358,985
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (28,071)
TOTAL NET ASSETS — 100.00%		$73,330,914

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
1,230,173	Great-West Bond Index Fund Institutional Class(a)	$11,637,439

TOTAL BOND MUTUAL FUNDS — 23.66% (Cost $12,010,110)		$11,637,439
EQUITY MUTUAL FUNDS
1,081,864	Great-West International Index Fund Institutional Class(a)	9,347,304
1,570,551	Great-West S&P 500® Index Fund Institutional Class(a)	13,318,269
739,653	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,680,533
534,754	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,893,012
324,510	Northern Emerging Markets Equity Index Fund	3,449,542

TOTAL EQUITY MUTUAL FUNDS — 72.55% (Cost $40,922,655)		$35,688,660
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,885,844 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,885,844

TOTAL FIXED INTEREST CONTRACT — 3.83% (Cost $1,885,844)		$ 1,885,844
TOTAL INVESTMENTS — 100.04% (Cost $54,818,609)		$49,211,943
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,062)
TOTAL NET ASSETS — 100.00%		$49,191,881

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
897,439	Great-West Bond Index Fund Institutional Class(a)	$ 8,489,775

TOTAL BOND MUTUAL FUNDS — 15.32% (Cost $8,771,342)		$ 8,489,775
EQUITY MUTUAL FUNDS
1,413,271	Great-West International Index Fund Institutional Class(a)	12,210,664
1,963,265	Great-West S&P 500® Index Fund Institutional Class(a)	16,648,490
923,183	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,090,042
720,702	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,246,709
445,892	Northern Emerging Markets Equity Index Fund	4,739,830

TOTAL EQUITY MUTUAL FUNDS — 82.86% (Cost $52,591,861)		$45,935,735
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,032,492 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,032,492

TOTAL FIXED INTEREST CONTRACT — 1.86% (Cost $1,032,492)		$ 1,032,492
TOTAL INVESTMENTS — 100.04% (Cost $62,395,695)		$55,458,002
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,669)
TOTAL NET ASSETS — 100.00%		$55,436,333

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
267,589	Great-West Bond Index Fund Institutional Class(a)	$ 2,531,389

TOTAL BOND MUTUAL FUNDS — 10.13% (Cost $2,600,443)		$ 2,531,389
EQUITY MUTUAL FUNDS
696,449	Great-West International Index Fund Institutional Class(a)	6,017,319
923,825	Great-West S&P 500® Index Fund Institutional Class(a)	7,834,040
436,451	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,351,944
362,998	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,642,626
226,823	Northern Emerging Markets Equity Index Fund	2,411,127

TOTAL EQUITY MUTUAL FUNDS — 89.06% (Cost $25,737,755)		$22,257,056
Account Balance		Fair Value
FIXED INTEREST CONTRACT
212,693 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 212,693

TOTAL FIXED INTEREST CONTRACT — 0.85% (Cost $212,693)		$ 212,693
TOTAL INVESTMENTS — 100.04% (Cost $28,550,891)		$25,001,138
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (10,577)
TOTAL NET ASSETS — 100.00%		$24,990,561

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
154,273	Great-West Bond Index Fund Institutional Class(a)	$ 1,459,420

TOTAL BOND MUTUAL FUNDS — 8.34% (Cost $1,501,939)		$ 1,459,420
EQUITY MUTUAL FUNDS
505,241	Great-West International Index Fund Institutional Class(a)	4,365,280
641,092	Great-West S&P 500® Index Fund Institutional Class(a)	5,436,457
301,641	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,316,607
270,451	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,968,883
175,299	Northern Emerging Markets Equity Index Fund	1,863,428

TOTAL EQUITY MUTUAL FUNDS — 91.18% (Cost $18,400,302)		$15,950,655
Account Balance		Fair Value
FIXED INTEREST CONTRACT
91,237 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 91,237

TOTAL FIXED INTEREST CONTRACT — 0.52% (Cost $91,237)		$ 91,237
TOTAL INVESTMENTS — 100.04% (Cost $19,993,478)		$17,501,312
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (6,873)
TOTAL NET ASSETS — 100.00%		$17,494,439

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
68,479	Great-West Bond Index Fund Institutional Class(a)	$ 647,809

TOTAL BOND MUTUAL FUNDS — 7.72% (Cost $659,517)		$ 647,809
EQUITY MUTUAL FUNDS
247,601	Great-West International Index Fund Institutional Class(a)	2,139,271
300,279	Great-West S&P 500® Index Fund Institutional Class(a)	2,546,367
141,169	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,084,180
135,212	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	984,341
89,450	Northern Emerging Markets Equity Index Fund	950,851

TOTAL EQUITY MUTUAL FUNDS — 91.84% (Cost $9,122,988)		$7,705,010
Account Balance		Fair Value
FIXED INTEREST CONTRACT
40,568 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 40,568

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $40,568)		$ 40,568
TOTAL INVESTMENTS — 100.04% (Cost $9,823,073)		$8,393,387
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,405)
TOTAL NET ASSETS — 100.00%		$8,389,982

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$68,701,455	$46,402,321	$57,114,428
Investments at fair value, unaffiliated(b)	3,540,972	2,379,894	2,962,296
Subscriptions receivable	99,373	19,100	50,935
Receivable for investments sold	3,648	6,267	-
Total Assets	72,345,448	48,807,582	60,127,659
LIABILITIES:
Payable for distribution fees	3,809	1,010	2,828
Payable for investments purchased	96,872	7,938	49,134
Payable for shareholder services fees	22,046	14,635	18,015
Payable to investment adviser	5,214	3,453	4,254
Redemptions payable	6,149	17,429	1,801
Total Liabilities	134,090	44,465	76,032
NET ASSETS	$72,211,358	$48,763,117	$60,051,627
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$741,568	$450,500	$598,000
Paid-in capital in excess of par	73,336,741	50,833,589	62,649,981
Total distributable earnings	(1,866,951)	(2,520,972)	(3,196,354)
NET ASSETS	$72,211,358	$48,763,117	$60,051,627
NET ASSETS BY CLASS
Investor Class	$40,850,300	$39,310,328	$29,638,736
Service Class	$22,363,883	$7,563,994	$28,115,202
Class L	$8,997,175	$1,888,795	$2,297,689
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	30,000,000
Service Class	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	4,150,611	3,635,223	2,955,563
Service Class	2,226,838	696,753	2,762,187
Class L	1,038,229	173,022	262,252
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.84	$10.81	$10.03
Service Class	$10.04	$10.86	$10.18
Class L	$8.67	$10.92	$8.76
(a) Cost of investments, affiliated	$73,909,807	$50,760,770	$62,889,199
(b) Cost of investments, unaffiliated	$3,573,105	$2,404,910	$3,091,614
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$69,354,642	$45,762,401	$50,718,172
Investments at fair value, unaffiliated(b)	4,004,343	3,449,542	4,739,830
Subscriptions receivable	17,869	16,691	9,733
Total Assets	73,376,854	49,228,634	55,467,735
LIABILITIES:
Payable for distribution fees	682	1,359	388
Payable for investments purchased	17,528	15,090	9,664
Payable for shareholder services fees	21,999	14,806	16,729
Payable to investment adviser	5,390	3,897	4,552
Redemptions payable	341	1,601	69
Total Liabilities	45,940	36,753	31,402
NET ASSETS	$73,330,914	$49,191,881	$55,436,333
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$649,216	$464,350	$494,754
Paid-in capital in excess of par	76,449,975	51,486,651	58,229,322
Total distributable earnings	(3,768,277)	(2,759,120)	(3,287,743)
NET ASSETS	$73,330,914	$49,191,881	$55,436,333
NET ASSETS BY CLASS
Investor Class	$65,187,535	$33,082,938	$50,767,216
Service Class	$8,063,268	$16,082,790	$4,648,242
Class L	$80,111	$26,153	$20,875
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	30,000,000	15,000,000
Service Class	5,000,000	10,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	5,774,882	3,137,732	4,532,106
Service Class	710,291	1,502,894	413,586
Class L	6,987	2,872	1,846
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.29	$10.54	$11.20
Service Class	$11.35	$10.70	$11.24
Class L	$11.47	$9.11	$11.31
(a) Cost of investments, affiliated	$76,562,451	$51,307,724	$57,747,691
(b) Cost of investments, unaffiliated	$3,944,472	$3,510,885	$4,648,004
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$22,590,011	$15,637,884	$7,442,536
Investments at fair value, unaffiliated(b)	2,411,127	1,863,428	950,851
Subscriptions receivable	11,772	8,851	10,197
Receivable for investments sold	7,847	-	-
Total Assets	25,020,757	17,510,163	8,403,584
LIABILITIES:
Payable for distribution fees	846	165	218
Payable for investments purchased	8,098	5,244	9,697
Payable for shareholder services fees	7,634	5,272	2,512
Payable to investment adviser	2,097	1,436	675
Redemptions payable	11,521	3,607	500
Total Liabilities	30,196	15,724	13,602
NET ASSETS	$24,990,561	$17,494,439	$8,389,982
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$236,556	$155,988	$77,180
Paid-in capital in excess of par	25,993,391	18,574,234	9,117,693
Total distributable earnings	(1,239,386)	(1,235,783)	(804,891)
NET ASSETS	$24,990,561	$17,494,439	$8,389,982
NET ASSETS BY CLASS
Investor Class	$14,948,152	$15,505,692	$5,745,439
Service Class	$10,021,659	$1,961,552	$2,624,043
Class L	$20,750	$27,195	$20,500
CAPITAL STOCK:
Authorized
Investor Class	10,000,000	5,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,412,967	1,382,784	529,238
Service Class	950,279	174,683	240,332
Class L	2,317	2,414	2,232
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.58	$11.21	$10.86
Service Class	$10.55	$11.23	$10.92
Class L	$8.96	$11.27	$9.18
(a) Cost of investments, affiliated	$26,045,455	$18,060,189	$8,794,727
(b) Cost of investments, unaffiliated	$2,505,436	$1,933,289	$1,028,346
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$88,226	$57,796	$71,526
Dividends, affiliated	1,970,715	1,300,671	1,623,293
Dividends, unaffiliated	94,370	64,117	78,047
Total Income	2,153,311	1,422,584	1,772,866
EXPENSES:
Management fees	101,158	66,132	81,902
Shareholder services fees – Investor Class	157,800	154,467	101,327
Shareholder services fees – Service Class	103,345	31,397	129,955
Shareholder services fees – Class L	33,892	7,011	7,590
Distribution fees – Service Class	29,446	8,947	37,042
Distribution fees – Class L	24,143	4,992	5,405
Total Expenses	449,784	272,946	363,221
Less amount waived by distributor - Class L	-	-	15
Less management fees waived	29,769	19,528	24,136
Net Expenses	420,015	253,418	339,070
NET INVESTMENT INCOME	1,733,296	1,169,166	1,433,796
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,632,248	1,300,015	1,932,825
Net realized gain on investments, unaffiliated	651,595	603,502	496,506
Realized gain distributions received, affiliated	4,424,119	2,978,565	3,658,276
Net Realized Gain	7,707,962	4,882,082	6,087,607
Net change in unrealized depreciation on investments, affiliated	(11,982,201)	(7,142,800)	(9,491,578)
Net change in unrealized depreciation on investments, unaffiliated	(1,312,958)	(984,981)	(1,032,923)
Net Change in Unrealized Depreciation	(13,295,159)	(8,127,781)	(10,524,501)
Net Realized and Unrealized Loss	(5,587,197)	(3,245,699)	(4,436,894)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,853,901)	$(2,076,533)	$(3,003,098)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$63,191	$23,569	$11,964
Dividends, affiliated	1,898,735	1,310,538	1,462,356
Dividends, unaffiliated	106,683	92,173	129,449
Total Income	2,068,609	1,426,280	1,603,769
EXPENSES:
Management fees	93,096	65,255	72,773
Shareholder services fees – Investor Class	240,282	117,172	192,468
Shareholder services fees – Service Class	30,915	73,027	19,701
Shareholder services fees – Class L	324	123	80
Distribution fees – Service Class	8,809	20,815	5,617
Distribution fees – Class L	220	76	45
Total Expenses	373,646	276,468	290,684
Less amount waived by distributor - Class L	40	42	44
Less management fees waived	24,523	14,291	14,672
Net Expenses	349,083	262,135	275,968
NET INVESTMENT INCOME	1,719,526	1,164,145	1,327,801
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,290,626	2,140,611	2,505,871
Net realized gain on investments, unaffiliated	913,896	690,702	772,260
Realized gain distributions received, affiliated	4,788,757	3,791,195	4,798,103
Net Realized Gain	7,993,279	6,622,508	8,076,234
Net change in unrealized depreciation on investments, affiliated	(11,411,054)	(9,546,536)	(11,406,794)
Net change in unrealized depreciation on investments, unaffiliated	(1,527,469)	(1,294,241)	(1,533,366)
Net Change in Unrealized Depreciation	(12,938,523)	(10,840,777)	(12,940,160)
Net Realized and Unrealized Loss	(4,945,244)	(4,218,269)	(4,863,926)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,225,718)	$(3,054,124)	$(3,536,125)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$2,247	$883	$370
Dividends, affiliated	673,456	453,054	211,884
Dividends, unaffiliated	66,678	50,605	25,699
Total Income	742,381	504,542	237,953
EXPENSES:
Management fees	34,052	22,371	10,154
Shareholder services fees – Investor Class	53,022	56,466	18,495
Shareholder services fees – Service Class	46,212	8,675	11,041
Shareholder services fees – Class L	80	105	79
Distribution fees – Service Class	13,172	2,471	3,148
Distribution fees – Class L	44	63	41
Total Expenses	146,582	90,151	42,958
Less amount waived by distributor - Class L	44	44	40
Less management fees waived	6,856	4,729	2,280
Net Expenses	139,682	85,378	40,638
NET INVESTMENT INCOME	602,699	419,164	197,315
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,064,110	805,007	362,933
Net realized gain on investments, unaffiliated	377,201	298,785	119,349
Realized gain distributions received, affiliated	2,320,782	1,609,727	759,783
Net Realized Gain	3,762,093	2,713,519	1,242,065
Net change in unrealized depreciation on investments, affiliated	(5,697,849)	(3,935,156)	(1,914,956)
Net change in unrealized depreciation on investments, unaffiliated	(843,918)	(615,347)	(290,375)
Net Change in Unrealized Depreciation	(6,541,767)	(4,550,503)	(2,205,331)
Net Realized and Unrealized Loss	(2,779,674)	(1,836,984)	(963,266)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,176,975)	$(1,417,820)	$(765,951)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2015 Fund	2018	2017
OPERATIONS:
Net investment income	$1,733,296	$1,980,135
Net realized gain	7,707,962	3,634,205
Net change in unrealized appreciation (depreciation)	(13,295,159)	6,647,900
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,853,901)	12,262,240
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,305,770)	(2,826,327) (a)
Service Class	(2,412,142)	(1,666,299) (b)
Class L	(1,043,278)	(524,405) (c)
From Net Investment Income and Net Realized Gains	(7,761,190)	(5,017,031)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,117,125	7,611,020
Service Class	5,245,418	7,351,341
Class L	945,755	236,497
Shares issued in reinvestment of distributions
Investor Class	4,305,770	2,826,327
Service Class	2,412,142	1,666,299
Class L	1,043,278	524,405
Shares redeemed
Investor Class	(22,898,996)	(9,692,183)
Service Class	(15,350,134)	(19,013,343)
Class L	(1,238,362)	(1,380,639)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,418,004)	(9,870,276)
Total Decrease in Net Assets	(29,033,095)	(2,625,067)
NET ASSETS:
Beginning of year	101,244,453	103,869,520
End of year(d)	$72,211,358	$101,244,453
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	714,582	665,754
Service Class	458,546	642,335
Class L	94,661	23,948
Shares issued in reinvestment of distributions
Investor Class	416,824	246,368
Service Class	227,584	143,210
Class L	114,355	51,190
Shares redeemed
Investor Class	(1,972,487)	(855,921)
Service Class	(1,334,927)	(1,651,101)
Class L	(121,897)	(134,784)
Net Decrease	(1,402,759)	(869,001)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $1,154,634 and net realized gains of $1,671,693. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $623,444 and net realized gains of $1,042,855. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $193,228 and net realized gains of $331,177. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $6,627. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2020 Fund	2018	2017
OPERATIONS:
Net investment income	$1,169,166	$1,582,968
Net realized gain	4,882,082	2,072,960
Net change in unrealized appreciation (depreciation)	(8,127,781)	5,725,221
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,076,533)	9,381,149
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,129,921)	(2,804,086) (a)
Service Class	(813,066)	(367,177) (b)
Class L	(191,713)	(73,585) (c)
From Net Investment Income and Net Realized Gains	(5,134,700)	(3,244,848)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,671,854	6,342,386
Service Class	2,540,477	3,363,985
Class L	119,841	3,772
Shares issued in reinvestment of distributions
Investor Class	4,129,921	2,804,086
Service Class	813,066	367,177
Class L	191,713	73,585
Shares redeemed
Investor Class	(34,172,189)	(8,910,800)
Service Class	(4,192,250)	(5,146,701)
Class L	(113,755)	(153,563)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(25,011,322)	(1,256,073)
Total Increase (Decrease) in Net Assets	(32,222,555)	4,880,228
NET ASSETS:
Beginning of year	80,985,672	76,105,444
End of year	$48,763,117	$80,985,672
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	452,985	511,702
Service Class	204,742	270,450
Class L	9,362	314
Shares issued in reinvestment of distributions
Investor Class	363,129	223,587
Service Class	70,914	29,229
Class L	16,690	5,834
Shares redeemed
Investor Class	(2,652,451)	(719,679)
Service Class	(333,478)	(415,466)
Class L	(9,041)	(12,283)
Net Decrease	(1,877,148)	(106,312)
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $1,377,964 and net realized gains of $1,426,122. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $172,493 and net realized gains of $194,684. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $32,426 and net realized gains of $41,159. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2025 Fund	2018	2017
OPERATIONS:
Net investment income	$1,433,796	$1,598,049
Net realized gain	6,087,607	2,980,477
Net change in unrealized appreciation (depreciation)	(10,524,501)	5,121,479
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,003,098)	9,700,005
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,956,091)	(1,923,119) (a)
Service Class	(3,039,703)	(2,040,516) (b)
Class L	(267,291)	(77,668) (c)
From Net Investment Income and Net Realized Gains	(6,263,085)	(4,041,303)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,519,526	8,753,622
Service Class	7,770,593	11,688,912
Class L	1,109,845	272,372
Shares issued in reinvestment of distributions
Investor Class	2,956,091	1,923,119
Service Class	3,039,703	2,040,516
Class L	267,291	77,668
Shares redeemed
Investor Class	(18,360,717)	(6,550,061)
Service Class	(20,140,881)	(20,948,585)
Class L	(111,057)	(92,037)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,949,606)	(2,834,474)
Total Increase (Decrease) in Net Assets	(22,215,789)	2,824,228
NET ASSETS:
Beginning of year	82,267,416	79,443,188
End of year	$60,051,627	$82,267,416
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	907,760	753,840
Service Class	659,218	1,010,307
Class L	105,494	27,011
Shares issued in reinvestment of distributions
Investor Class	282,049	164,513
Service Class	282,779	172,772
Class L	28,976	7,483
Shares redeemed
Investor Class	(1,541,948)	(559,878)
Service Class	(1,703,068)	(1,805,276)
Class L	(10,744)	(8,880)
Net Decrease	(989,484)	(238,108)
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $785,022 and net realized gains of $1,138,097. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $782,090 and net realized gains of $1,258,426. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $29,736 and net realized gains of $47,932. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2030 Fund	2018	2017
OPERATIONS:
Net investment income	$1,719,526	$2,195,132
Net realized gain	7,993,279	2,976,162
Net change in unrealized appreciation (depreciation)	(12,938,523)	8,894,281
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,225,718)	14,065,575
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(7,171,478)	(4,206,518) (a)
Service Class	(910,132)	(347,353) (b)
Class L	(8,483)	(3,267) (c)
From Net Investment Income and Net Realized Gains	(8,090,093)	(4,557,138)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,661,703	8,196,432
Service Class	3,039,606	2,278,562
Class L	686,481	-
Shares issued in reinvestment of distributions
Investor Class	7,171,478	4,206,518
Service Class	910,132	347,353
Class L	8,483	3,267
Shares redeemed
Investor Class	(45,291,441)	(5,698,766)
Service Class	(3,346,359)	(3,551,525)
Class L	(696,637)	(82,626)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,856,554)	5,699,215
Total Increase (Decrease) in Net Assets	(39,172,365)	15,207,652
NET ASSETS:
Beginning of year	112,503,279	97,295,627
End of year	$73,330,914	$112,503,279
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	734,025	633,687
Service Class	229,944	173,943
Class L	50,775	-
Shares issued in reinvestment of distributions
Investor Class	604,792	319,115
Service Class	75,986	26,263
Class L	704	246
Shares redeemed
Investor Class	(3,307,562)	(437,708)
Service Class	(255,034)	(273,981)
Class L	(50,775)	(6,551)
Net Increase (Decrease)	(1,917,145)	435,014
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $2,032,837 and net realized gains of $2,173,681. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $162,065 and net realized gains of $185,288. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $1,338 and net realized gains of $1,929. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2035 Fund	2018	2017
OPERATIONS:
Net investment income	$1,164,145	$1,372,298
Net realized gain	6,622,508	2,677,287
Net change in unrealized appreciation (depreciation)	(10,840,777)	6,424,427
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,054,124)	10,474,012
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,260,944)	(2,392,017) (a)
Service Class	(2,171,284)	(1,231,501) (b)
Class L	(3,864)	(1,664) (c)
From Net Investment Income and Net Realized Gains	(6,436,092)	(3,625,182)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,104,696	5,432,151
Service Class	3,612,625	6,787,289
Class L	62,477	-
Shares issued in reinvestment of distributions
Investor Class	4,260,944	2,392,017
Service Class	2,171,284	1,231,501
Class L	3,864	1,664
Shares redeemed
Investor Class	(18,198,511)	(4,096,954)
Service Class	(10,169,433)	(15,003,267)
Class L	(64,019)	-
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,216,073)	(3,255,599)
Total Increase (Decrease) in Net Assets	(20,706,289)	3,593,231
NET ASSETS:
Beginning of year	69,898,170	66,304,939
End of year	$49,191,881	$69,898,170
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	558,373	430,284
Service Class	278,415	541,181
Class L	5,506	-
Shares issued in reinvestment of distributions
Investor Class	382,005	187,531
Service Class	190,098	95,739
Class L	398	148
Shares redeemed
Investor Class	(1,367,614)	(324,007)
Service Class	(781,700)	(1,191,928)
Class L	(5,505)	-
Net Decrease	(740,024)	(261,052)
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $932,023 and net realized gains of $1,459,994. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $438,651 and net realized gains of $792,850. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $646 and net realized gains of $1,018. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2040 Fund	2018	2017
OPERATIONS:
Net investment income	$1,327,801	$1,731,237
Net realized gain	8,076,234	2,905,545
Net change in unrealized appreciation (depreciation)	(12,940,160)	8,978,847
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,536,125)	13,615,629
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,990,935)	(3,556,977) (a)
Service Class	(664,980)	(241,303) (b)
Class L	(2,885)	(983) (c)
From Net Investment Income and Net Realized Gains	(7,658,800)	(3,799,263)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,089,299	6,570,719
Service Class	2,099,910	1,954,976
Shares issued in reinvestment of distributions
Investor Class	6,990,935	3,556,977
Service Class	664,980	241,303
Class L	2,885	983
Shares redeemed
Investor Class	(34,580,878)	(4,018,249)
Service Class	(2,900,814)	(3,815,279)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(20,633,683)	4,491,430
Total Increase (Decrease) in Net Assets	(31,828,608)	14,307,796
NET ASSETS:
Beginning of year	87,264,941	72,957,145
End of year	$55,436,333	$87,264,941
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	512,321	491,099
Service Class	154,472	145,977
Shares issued in reinvestment of distributions
Investor Class	583,892	260,040
Service Class	54,991	17,625
Class L	239	71
Shares redeemed
Investor Class	(2,384,577)	(298,179)
Service Class	(210,956)	(287,189)
Net Increase (Decrease)	(1,289,618)	329,444
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $1,629,503 and net realized gains of $1,927,474. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $102,551 and net realized gains of $138,752. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $447 and net realized gains of $536. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2045 Fund	2018	2017
OPERATIONS:
Net investment income	$602,699	$649,382
Net realized gain	3,762,093	1,619,500
Net change in unrealized appreciation (depreciation)	(6,541,767)	3,261,483
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,176,975)	5,530,365
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,994,664)	(964,802) (a)
Service Class	(1,482,793)	(803,043) (b)
Class L	(3,225)	(5,010) (c)
From Net Investment Income and Net Realized Gains	(3,480,682)	(1,772,855)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,708,003	3,642,024
Service Class	2,884,957	2,685,765
Shares issued in reinvestment of distributions
Investor Class	1,994,664	964,802
Service Class	1,482,793	803,043
Class L	3,225	5,010
Shares redeemed
Investor Class	(7,209,588)	(2,232,015)
Service Class	(6,209,855)	(5,430,649)
Class L	-	(89,557)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,345,801)	348,423
Total Increase (Decrease) in Net Assets	(8,003,458)	4,105,933
NET ASSETS:
Beginning of year	32,994,019	28,888,086
End of year(d)	$24,990,561	$32,994,019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	362,735	286,316
Service Class	219,451	211,933
Shares issued in reinvestment of distributions
Investor Class	172,812	75,317
Service Class	127,544	63,018
Class L	328	459
Shares redeemed
Investor Class	(530,080)	(173,870)
Service Class	(474,385)	(429,255)
Class L	-	(7,787)
Net Increase (Decrease)	(121,595)	26,131
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $282,084 and net realized gains of $682,718. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $266,110 and net realized gains of $536,933. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $1,828 and net realized gains of $3,182. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $516,353. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2050 Fund	2018	2017
OPERATIONS:
Net investment income	$419,164	$476,291
Net realized gain	2,713,519	910,933
Net change in unrealized appreciation (depreciation)	(4,550,503)	2,513,975
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,417,820)	3,901,199
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,106,633)	(977,289) (a)
Service Class	(275,658)	(110,110) (b)
Class L	(3,722)	(1,352) (c)
From Net Investment Income and Net Realized Gains	(2,386,013)	(1,088,751)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,678,353	3,790,302
Service Class	1,066,346	1,082,460
Shares issued in reinvestment of distributions
Investor Class	2,106,633	977,289
Service Class	275,658	110,110
Class L	3,722	1,352
Shares redeemed
Investor Class	(8,421,466)	(2,082,820)
Service Class	(1,368,516)	(1,533,825)
Class L	(35)	(35)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,659,305)	2,344,833
Total Increase (Decrease) in Net Assets	(6,463,138)	5,157,281
NET ASSETS:
Beginning of year	23,957,577	18,800,296
End of year	$17,494,439	$23,957,577
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	262,952	280,476
Service Class	76,280	80,095
Shares issued in reinvestment of distributions
Investor Class	175,857	70,390
Service Class	22,804	7,948
Class L	309	98
Shares redeemed
Investor Class	(572,391)	(152,921)
Service Class	(97,135)	(113,740)
Class L	(2)	(4)
Net Increase (Decrease)	(131,326)	172,342
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $430,144 and net realized gains of $547,145. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $45,577 and net realized gains of $64,533. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $570 and net realized gains of $782. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Lifetime 2055 Fund	2018	2017
OPERATIONS:
Net investment income	$197,315	$172,188
Net realized gain	1,242,065	375,070
Net change in unrealized appreciation (depreciation)	(2,205,331)	819,016
Net Increase (Decrease) in Net Assets Resulting from Operations	(765,951)	1,366,274
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(679,131)	(249,641) (a)
Service Class	(325,588)	(131,113) (b)
Class L	(2,980)	(1,172) (c)
From Net Investment Income and Net Realized Gains	(1,007,699)	(381,926)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,729,777	2,186,170
Service Class	1,455,876	1,095,100
Shares issued in reinvestment of distributions
Investor Class	679,131	249,641
Service Class	325,588	131,113
Class L	2,980	1,172
Shares redeemed
Investor Class	(2,286,397)	(662,287)
Service Class	(1,598,115)	(1,070,952)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,308,840	1,929,957
Total Increase (Decrease) in Net Assets	(464,810)	2,914,305
NET ASSETS:
Beginning of year	8,854,792	5,940,487
End of year(d)	$8,389,982	$8,854,792
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	204,375	169,408
Service Class	108,455	84,730
Shares issued in reinvestment of distributions
Investor Class	58,996	18,745
Service Class	27,839	9,843
Class L	302	102
Shares redeemed
Investor Class	(163,508)	(50,550)
Service Class	(117,881)	(82,541)
Net Increase	118,578	149,737
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $115,778 and net realized gains of $133,863. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $55,828 and net realized gains of $75,285. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $534 and net realized gains of $638. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $48. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$11.55	0.25	(0.84)	(0.59)	(0.26)	(0.86)	(1.12)	$ 9.84	(5.35%)
12/31/2017	$10.78	0.24	1.12	1.36	(0.24)	(0.35)	(0.59)	$11.55	12.72%
12/31/2016	$10.62	0.23	0.55	0.78	(0.23)	(0.39)	(0.62)	$10.78	7.38%
12/31/2015	$11.45	0.20	(0.26)	(0.06)	(0.20)	(0.57)	(0.77)	$10.62	(0.57%)
12/31/2014	$11.59	0.28	0.38	0.66	(0.20)	(0.60)	(0.80)	$11.45	5.76%
Service Class
12/31/2018	$11.74	0.22	(0.83)	(0.61)	(0.23)	(0.86)	(1.09)	$10.04	(5.35%)
12/31/2017	$10.93	0.20	1.17	1.37	(0.21)	(0.35)	(0.56)	$11.74	12.63%
12/31/2016	$10.75	0.20	0.57	0.77	(0.20)	(0.39)	(0.59)	$10.93	7.26%
12/31/2015	$11.57	0.19	(0.26)	(0.07)	(0.18)	(0.57)	(0.75)	$10.75	(0.64%)
12/31/2014	$11.69	0.18	0.48	0.66	(0.18)	(0.60)	(0.78)	$11.57	5.66%
Class L
12/31/2018	$10.31	0.20	(0.75)	(0.55)	(0.23)	(0.86)	(1.09)	$ 8.67	(5.58%)
12/31/2017	$ 9.67	0.18	1.01	1.19	(0.20)	(0.35)	(0.55)	$10.31	12.47%
12/31/2016	$ 9.58	0.17	0.51	0.68	(0.20)	(0.39)	(0.59)	$ 9.67	7.14%
12/31/2015	$10.41	0.20	(0.27)	(0.07)	(0.19)	(0.57)	(0.76)	$ 9.58	(0.76%)
12/31/2014	$10.60	0.17	0.41	0.58	(0.17)	(0.60)	(0.77)	$10.41	5.48%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$40,850	0.47%	0.43%	2.18%	22%
12/31/2017	$57,671	0.47%	0.44%	2.07%	16%
12/31/2016	$53,202	0.47%	0.45%	2.08%	28%
12/31/2015	$25,854	0.35%	0.33%	1.73%	23% (g)
12/31/2014	$27,038	0.12%	0.12%	2.40%	29%
Service Class
12/31/2018	$22,364	0.57%	0.53%	1.89%	22%
12/31/2017	$33,770	0.57%	0.54%	1.77%	16%
12/31/2016	$40,897	0.57%	0.54%	1.82%	28%
12/31/2015	$40,833	0.45%	0.43%	1.61%	23% (g)
12/31/2014	$45,334	0.22%	0.22%	1.52%	29%
Class L
12/31/2018	$ 8,997	0.72%	0.68%	1.99%	22%
12/31/2017	$ 9,803	0.72%	0.69%	1.75%	16%
12/31/2016	$ 9,770	0.72%	0.70%	1.74%	28%
12/31/2015	$ 9,113	0.62%	0.60%	1.90%	23% (g)
12/31/2014	$ 5,108	0.37%	0.37%	1.57%	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$12.68	0.27	(0.91)	(0.64)	(0.28)	(0.95)	(1.23)	$10.81	(5.23%)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29	0.38	0.67	(0.20)	(0.30)	(0.50)	$11.89	5.75%
Service Class
12/31/2018	$12.72	0.26	(0.91)	(0.65)	(0.26)	(0.95)	(1.21)	$10.86	(5.37%)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19	0.47	0.66	(0.18)	(0.30)	(0.48)	$11.90	5.63%
Class L
12/31/2018	$12.78	0.25	(0.92)	(0.67)	(0.24)	(0.95)	(1.19)	$10.92	(5.50%)
12/31/2017	$11.80	0.22	1.24	1.46	(0.21)	(0.27)	(0.48)	$12.78	12.44%
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21	0.44	0.65	(0.17)	(0.30)	(0.47)	$11.94	5.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$39,310	0.47%	0.43%	2.14%	22%
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	2.10%	17% (g)
12/31/2014	$18,134	0.12%	0.12%	2.41%	23%
Service Class
12/31/2018	$ 7,564	0.57%	0.53%	2.04%	22%
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	1.63%	17% (g)
12/31/2014	$ 8,567	0.22%	0.22%	1.57%	23%
Class L
12/31/2018	$ 1,889	0.72%	0.68%	2.03%	22%
12/31/2017	$ 1,994	0.72%	0.69%	1.78%	15%
12/31/2016	$ 1,913	0.72%	0.69%	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	1.56%	17% (g)
12/31/2014	$ 675	0.37%	0.36%	1.75%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$11.76	0.27	(0.86)	(0.59)	(0.27)	(0.87)	(1.14)	$10.03	(5.27%)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32	0.35	0.67	(0.20)	(0.44)	(0.64)	$11.85	5.70%
Service Class
12/31/2018	$11.90	0.23	(0.85)	(0.62)	(0.23)	(0.87)	(1.10)	$10.18	(5.43%)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19	0.48	0.67	(0.18)	(0.44)	(0.62)	$11.93	5.62%
Class L
12/31/2018	$10.43	0.23	(0.78)	(0.55)	(0.25)	(0.87)	(1.12)	$ 8.76	(5.56%)
12/31/2017	$ 9.80	0.19	1.02	1.21	(0.22)	(0.36)	(0.58)	$10.43	12.45%
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12	0.47	0.59	(0.14)	(0.44)	(0.58)	$10.75	5.53%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$29,639	0.47%	0.43%	2.33%	33%
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	1.76%	22% (g)
12/31/2014	$25,242	0.12%	0.12%	2.67%	20%
Service Class
12/31/2018	$28,115	0.57%	0.53%	1.92%	33%
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	1.61%	22% (g)
12/31/2014	$45,443	0.22%	0.22%	1.53%	20%
Class L
12/31/2018	$ 2,298	0.72%	0.68%	2.26%	33%
12/31/2017	$ 1,445	0.72%	0.68%	1.86%	25%
12/31/2016	$ 1,106	0.72%	0.69%	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	1.90%	22% (g)
12/31/2014	$ 338	0.37%	0.36%	1.14%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$13.37	0.29	(1.00)	(0.71)	(0.29)	(1.08)	(1.37)	$11.29	(5.56%)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39	0.29	0.68	(0.20)	(0.26)	(0.46)	$12.35	5.56%
Service Class
12/31/2018	$13.43	0.28	(1.01)	(0.73)	(0.27)	(1.08)	(1.35)	$11.35	(5.61%)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19	0.48	0.67	(0.17)	(0.26)	(0.43)	$12.37	5.51%
Class L
12/31/2018	$13.55	0.25	(1.01)	(0.76)	(0.24)	(1.08)	(1.32)	$11.47	(5.87%)
12/31/2017	$12.32	0.21	1.52	1.73	(0.21)	(0.29)	(0.50)	$13.55	14.17%
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21	0.44	0.65	(0.16)	(0.26)	(0.42)	$12.43	5.30%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 65,188	0.47%	0.44%	2.23%	30%
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
12/31/2015	$ 77,847	0.41%	0.39%	2.08%	15% (g)
12/31/2014	$ 24,972	0.12%	0.12%	3.14%	14%
Service Class
12/31/2018	$ 8,063	0.57%	0.54%	2.13%	30%
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	1.76%	15% (g)
12/31/2014	$ 7,630	0.22%	0.22%	1.54%	14%
Class L
12/31/2018	$ 80	0.71%	0.63%	1.85%	30%
12/31/2017	$ 85	0.72%	0.65%	1.61%	11%
12/31/2016	$ 155	0.72%	0.67%	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	1.46%	15% (g)
12/31/2014	$ 147	0.37%	0.33%	1.67%	14%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$12.94	0.29	(1.14)	(0.85)	(0.29)	(1.26)	(1.55)	$10.54	(6.82%)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42	0.25	0.67	(0.20)	(0.31)	(0.51)	$12.64	5.36%
Service Class
12/31/2018	$13.08	0.24	(1.11)	(0.87)	(0.25)	(1.26)	(1.51)	$10.70	(6.88%)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19	0.48	0.67	(0.18)	(0.31)	(0.49)	$12.72	5.27%
Class L
12/31/2018	$11.37	0.18	(0.93)	(0.75)	(0.25)	(1.26)	(1.51)	$ 9.11	(6.97%)
12/31/2017	$10.37	0.23	1.47	1.70	(0.27)	(0.43)	(0.70)	$11.37	16.63%
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19	0.42	0.61	(0.20)	(0.31)	(0.51)	$11.41	5.30%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$33,083	0.47%	0.44%	2.31%	32%
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	1.70%	17% (g)
12/31/2014	$32,021	0.12%	0.12%	3.25%	15%
Service Class
12/31/2018	$16,083	0.57%	0.54%	1.88%	32%
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	1.56%	17% (g)
12/31/2014	$31,556	0.22%	0.22%	1.46%	15%
Class L
12/31/2018	$ 26	0.68%	0.54%	1.62%	32%
12/31/2017	$ 28	0.72%	0.54%	2.04%	22%
12/31/2016	$ 24	0.72%	0.52%	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	1.61%	17% (g)
12/31/2014	$ 22	0.37%	0.15%	1.65%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$13.99	0.31	(1.36)	(1.05)	(0.30)	(1.44)	(1.74)	$11.20	(7.86%)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46	0.17	0.63	(0.20)	(0.29)	(0.49)	$12.48	5.02%
Service Class
12/31/2018	$14.02	0.28	(1.35)	(1.07)	(0.27)	(1.44)	(1.71)	$11.24	(7.96%)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19	0.43	0.62	(0.17)	(0.29)	(0.46)	$12.47	4.97%
Class L
12/31/2018	$14.12	0.31	(1.38)	(1.07)	(0.30)	(1.44)	(1.74)	$11.31	(7.94%)
12/31/2017	$12.46	0.29	2.01	2.30	(0.29)	(0.35)	(0.64)	$14.12	18.57%
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15	0.48	0.63	(0.16)	(0.29)	(0.45)	$12.57	5.07%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$50,767	0.47%	0.45%	2.21%	28%
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	2.15%	13% (g)
12/31/2014	$13,959	0.12%	0.12%	3.68%	15%
Service Class
12/31/2018	$ 4,648	0.57%	0.55%	1.99%	28%
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	1.62%	13% (g)
12/31/2014	$ 5,653	0.22%	0.22%	1.48%	15%
Class L
12/31/2018	$ 21	0.67%	0.46%	2.22%	28%
12/31/2017	$ 23	0.72%	0.49%	2.12%	11%
12/31/2016	$ 19	0.72%	0.46%	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	1.64%	13% (g)
12/31/2014	$ 18	0.37%	0.17%	1.18%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$13.29	0.31	(1.38)	(1.07)	(0.33)	(1.31)	(1.64)	$10.58	(8.74%)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41	0.18	0.59	(0.20)	(0.36)	(0.56)	$12.60	4.72%
Service Class
12/31/2018	$13.24	0.24	(1.33)	(1.09)	(0.29)	(1.31)	(1.60)	$10.55	(8.84%)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19	0.39	0.58	(0.18)	(0.36)	(0.54)	$12.59	4.58%
Class L
12/31/2018	$11.44	0.25	(1.17)	(0.92)	(0.25)	(1.31)	(1.56)	$ 8.96	(8.77%)
12/31/2017	$10.20	0.06	1.89	1.95	(0.20)	(0.51)	(0.71)	$11.44	19.51%
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09	0.42	0.51	(0.09)	(0.36)	(0.45)	$11.18	4.58%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$14,948	0.47%	0.45%	2.38%	36%
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	1.74%	15% (g)
12/31/2014	$10,018	0.12%	0.12%	3.17%	12%
Service Class
12/31/2018	$10,022	0.57%	0.55%	1.84%	36%
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	1.57%	15% (g)
12/31/2014	$15,042	0.22%	0.22%	1.47%	12%
Class L
12/31/2018	$ 21	0.67%	0.46%	2.20%	36%
12/31/2017	$ 23	0.72%	0.65%	0.57%	23%
12/31/2016	$ 95	0.72%	0.65%	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	1.64%	15% (g)
12/31/2014	$ 18	0.37%	0.30%	0.82%	12%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$14.17	0.32	(1.55)	(1.23)	(0.30)	(1.43)	(1.73)	$11.21	(9.05%)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50	0.07	0.57	(0.20)	(0.26)	(0.46)	$12.55	4.54%
Service Class
12/31/2018	$14.16	0.27	(1.50)	(1.23)	(0.27)	(1.43)	(1.70)	$11.23	(9.06%)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20	0.34	0.54	(0.17)	(0.26)	(0.43)	$12.52	4.34%
Class L
12/31/2018	$14.23	0.30	(1.54)	(1.24)	(0.29)	(1.43)	(1.72)	$11.27	(9.20%)
12/31/2017	$12.43	0.28	2.19	2.47	(0.28)	(0.39)	(0.67)	$14.23	20.01%
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20	0.37	0.57	(0.19)	(0.26)	(0.45)	$12.60	4.51%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$15,506	0.47%	0.45%	2.30%	37%
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	1.93%	13% (g)
12/31/2014	$ 6,748	0.12%	0.12%	3.94%	17%
Service Class
12/31/2018	$ 1,962	0.57%	0.55%	1.91%	37%
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	1.61%	13% (g)
12/31/2014	$ 1,688	0.22%	0.22%	1.57%	17%
Class L
12/31/2018	$ 27	0.68%	0.51%	2.15%	37%
12/31/2017	$ 30	0.72%	0.53%	2.10%	15%
12/31/2016	$ 25	0.72%	0.50%	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	1.62%	13% (g)
12/31/2014	$ 18	0.37%	0.12%	1.55%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$13.55	0.34	(1.53)	(1.19)	(0.30)	(1.20)	(1.50)	$10.86	(9.22%)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35	0.20	0.55	(0.21)	(0.62)	(0.83)	$12.48	4.25%
Service Class
12/31/2018	$13.59	0.27	(1.48)	(1.21)	(0.26)	(1.20)	(1.46)	$10.92	(9.32%)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20	0.32	0.52	(0.18)	(0.62)	(0.80)	$12.47	4.07%
Class L
12/31/2018	$11.71	0.25	(1.28)	(1.03)	(0.30)	(1.20)	(1.50)	$ 9.18	(9.23%)
12/31/2017	$10.28	0.24	1.82	2.06	(0.29)	(0.34)	(0.63)	$11.71	20.25%
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18	0.31	0.49	(0.20)	(0.62)	(0.82)	$11.08	4.27%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$5,745	0.47%	0.44%	2.55%	39%
12/31/2017	$5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
12/31/2015	$2,118	0.37%	0.35%	1.92%	15% (g)
12/31/2014	$1,532	0.12%	0.12%	2.70%	25%
Service Class
12/31/2018	$2,624	0.57%	0.54%	1.97%	39%
12/31/2017	$3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
12/31/2015	$2,566	0.46%	0.44%	1.63%	15% (g)
12/31/2014	$2,126	0.22%	0.22%	1.57%	25%
Class L
12/31/2018	$ 21	0.65%	0.44%	2.21%	39%
12/31/2017	$ 23	0.72%	0.50%	2.13%	20%
12/31/2016	$ 19	0.72%	0.45%	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	1.62%	15% (g)
12/31/2014	$ 17	0.22%	0.12%	1.56%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Investor Class, Service Class and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Annual Report - December 31, 2018

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
	2018	2017
Ordinary income	$1,718,720	$1,971,306
Long-term capital gain	6,042,470	3,045,725
	$7,761,190	$5,017,031

Annual Report - December 31, 2018

Great-West SecureFoundation® Lifetime 2020 Fund
	2018	2017
Ordinary income	$1,155,387	$1,581,594
Long-term capital gain	3,979,313	1,663,254
	$5,134,700	$3,244,848
Great-West SecureFoundation® Lifetime 2025 Fund
	2018	2017
Ordinary income	$1,415,951	$1,596,268
Long-term capital gain	4,847,134	2,445,035
	$6,263,085	$4,041,303
Great-West SecureFoundation® Lifetime 2030 Fund
	2018	2017
Ordinary income	$1,697,899	$2,193,988
Long-term capital gain	6,392,194	2,363,150
	$8,090,093	$4,557,138
Great-West SecureFoundation® Lifetime 2035 Fund
	2018	2017
Ordinary income	$1,144,738	$1,371,194
Long-term capital gain	5,291,354	2,253,988
	$6,436,092	$3,625,182
Great-West SecureFoundation® Lifetime 2040 Fund
	2018	2017
Ordinary income	$1,302,553	$1,729,602
Long-term capital gain	6,356,247	2,069,661
	$7,658,800	$3,799,263
Great-West SecureFoundation® Lifetime 2045 Fund
	2018	2017
Ordinary income	$648,601	$550,022
Long-term capital gain	2,832,081	1,222,833
	$3,480,682	$1,772,855
Great-West SecureFoundation® Lifetime 2050 Fund
	2018	2017
Ordinary income	$409,908	$476,291
Long-term capital gain	1,976,105	612,460
	$2,386,013	$1,088,751
Great-West SecureFoundation® Lifetime 2055 Fund
	2018	2017
Ordinary income	$192,931	$172,140
Long-term capital gain	814,768	209,786
	$1,007,699	$381,926

Annual Report - December 31, 2018

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	4,074,015
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(5,940,966)
Tax composition of capital	$(1,866,951)
Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,644,384
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(5,165,356)
Tax composition of capital	$(2,520,972)
Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	3,260,353
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(6,456,707)
Tax composition of capital	$(3,196,354)
Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	4,286,966
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(8,055,243)
Tax composition of capital	$(3,768,277)
Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	3,401,894
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(6,161,014)
Tax composition of capital	$(2,759,120)

Annual Report - December 31, 2018

Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	4,347,580
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(7,635,323)
Tax composition of capital	$(3,287,743)
Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed net investment income	$456,912
Undistributed long-term capital gains	2,126,191
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,822,489)
Tax composition of capital	$(1,239,386)
Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,462,158
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(2,697,941)
Tax composition of capital	$(1,235,783)
Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	702,428
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,507,319)
Tax composition of capital	$(804,891)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$78,183,393	$—	$(5,940,966)	$(5,940,966)
Great-West SecureFoundation® Lifetime 2020 Fund	53,947,571	—	(5,165,356)	(5,165,356)
Great-West SecureFoundation® Lifetime 2025 Fund	66,533,430	215,644	(6,672,351)	(6,456,707)
Great-West SecureFoundation® Lifetime 2030 Fund	81,414,228	—	(8,055,243)	(8,055,243)
Great-West SecureFoundation® Lifetime 2035 Fund	55,372,958	—	(6,161,014)	(6,161,014)
Great-West SecureFoundation® Lifetime 2040 Fund	63,093,325	460,489	(8,095,812)	(7,635,323)
Great-West SecureFoundation® Lifetime 2045 Fund	28,823,627	—	(3,822,489)	(3,822,489)
Great-West SecureFoundation® Lifetime 2050 Fund	20,199,253	121,121	(2,819,062)	(2,697,941)
Great-West SecureFoundation® Lifetime 2055 Fund	9,900,706	31,748	(1,539,067)	(1,507,319)
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic

Annual Report - December 31, 2018

820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2018

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,726,831	$38,014,748	$3,765,837	$15,539,895	$ (581,013)	$ (444,872)	$ 864,913	$25,795,818	35.72%
					(581,013)	(444,872)	864,913	25,795,818	35.72
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,203,637	14,668,229	2,469,107	4,118,407	654,967	(2,619,508)	296,449	10,399,421	14.40
Great-West S&P 500® Index Fund Institutional Class	1,864,841	21,903,834	5,712,094	6,589,267	1,516,361	(5,212,812)	517,134	15,813,849	21.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	877,725	9,405,274	2,206,665	2,743,609	472,768	(2,127,406)	175,047	6,740,926	9.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	567,388	5,713,313	1,719,894	1,725,023	569,165	(1,577,603)	117,172	4,130,581	5.72
					3,213,261	(11,537,329)	1,105,802	37,084,777	51.36
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,820,860	6,629,191	1,842,018	2,738,575	-	-	88,226	5,820,860	8.06
					0	0	88,226	5,820,860	8.06
				Total	$2,632,248	$(11,982,201)	$2,058,941	$68,701,455	95.14%
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,839,899	$30,368,587	$2,273,698	$15,270,545	$ (745,810)	$ 33,706	$ 563,434	$17,405,446	35.70%
					(745,810)	33,706	563,434	17,405,446	35.70
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	813,417	11,717,664	1,693,726	4,762,442	457,985	(1,621,024)	200,365	7,027,924	14.41
Great-West S&P 500® Index Fund Institutional Class	1,261,154	17,560,933	3,902,458	7,252,892	1,206,153	(3,515,915)	342,336	10,694,584	21.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	593,877	7,530,532	1,563,113	3,383,315	120,014	(1,149,353)	116,455	4,560,977	9.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	383,462	4,576,572	1,196,515	2,091,266	261,673	(890,214)	78,081	2,791,607	5.73
					2,045,825	(7,176,506)	737,237	25,075,092	51.42
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,921,783	5,306,862	1,138,444	2,581,319	-	-	57,796	3,921,783	8.04
					0	0	57,796	3,921,783	8.04
				Total	$1,300,015	$(7,142,800)	$1,358,467	$46,402,321	95.16%

Annual Report - December 31, 2018

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,266,819	$30,851,587	$5,581,119	$14,718,089	$ (552,013)	$ (270,506)	$ 706,336	$21,444,111	35.71%
					(552,013)	(270,506)	706,336	21,444,111	35.71
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,000,166	11,901,800	3,052,517	4,311,984	421,854	(2,000,901)	245,898	8,641,432	14.39
Great-West S&P 500® Index Fund Institutional Class	1,550,650	17,839,504	6,256,046	6,506,527	1,427,539	(4,439,513)	428,860	13,149,510	21.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	729,615	7,648,561	2,483,459	2,909,432	284,872	(1,619,141)	145,093	5,603,447	9.33
Great-West S&P Small Cap 600® Index Fund Institutional Class	472,065	4,646,617	1,800,925	1,849,394	350,573	(1,161,517)	97,106	3,436,631	5.72
					2,484,838	(9,221,072)	916,957	30,831,020	51.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,839,297	5,396,122	1,932,241	2,560,592	-	-	71,526	4,839,297	8.06
					0	0	71,526	4,839,297	8.06
				Total	$1,932,825	$(9,491,578)	$1,694,819	$57,114,428	95.11%
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,534,437	$36,622,532	$4,569,666	$17,145,889	$ (768,486)	$ (70,535)	$ 724,620	$23,975,774	32.70%
					(768,486)	(70,535)	724,620	23,975,774	32.70
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,324,489	18,438,500	3,591,293	7,925,094	822,638	(2,661,111)	326,269	11,443,588	15.61
Great-West S&P 500® Index Fund Institutional Class	2,015,270	26,733,871	6,730,335	10,828,353	1,820,341	(5,546,364)	536,621	17,089,489	23.30
Great-West S&P Mid Cap 400® Index Fund Institutional Class	949,015	11,514,092	2,773,335	5,214,784	126,756	(1,784,208)	183,288	7,288,435	9.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	633,774	7,344,101	2,132,944	3,514,337	289,377	(1,348,836)	127,937	4,613,872	6.29
					3,059,112	(11,340,519)	1,174,115	40,435,384	55.14
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,943,484	5,445,424	2,017,674	2,582,805	-	-	63,191	4,943,484	6.74
					0	0	63,191	4,943,484	6.74
				Total	$2,290,626	$(11,411,054)	$1,961,926	$69,354,642	94.58%

Annual Report - December 31, 2018

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,230,173	$16,082,355	$3,140,868	$7,434,105	$ (253,482)	$ (151,679)	$ 362,073	$11,637,439	23.66%
					(253,482)	(151,679)	362,073	11,637,439	23.66
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,081,864	13,835,141	2,948,018	5,325,533	448,007	(2,110,322)	266,338	9,347,304	19.00
Great-West S&P 500® Index Fund Institutional Class	1,570,551	19,236,014	5,087,708	6,499,437	1,448,419	(4,506,016)	427,315	13,318,269	27.08
Great-West S&P Mid Cap 400® Index Fund Institutional Class	739,653	8,254,925	2,098,869	3,130,780	186,174	(1,542,481)	145,283	5,680,533	11.55
Great-West S&P Small Cap 600® Index Fund Institutional Class	534,754	5,696,266	1,771,167	2,338,383	311,493	(1,236,038)	109,529	3,893,012	7.91
					2,394,093	(9,394,857)	948,465	32,239,118	65.54
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,885,844	1,752,676	985,693	876,094	-	-	23,569	1,885,844	3.83
					0	0	23,569	1,885,844	3.83
				Total	$2,140,611	$(9,546,536)	$1,334,107	$45,762,401	93.03%
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	897,439	$12,964,277	$2,083,634	$6,524,516	$ (262,714)	$ (33,620)	$ 260,684	$ 8,489,775	15.32%
					(262,714)	(33,620)	260,684	8,489,775	15.32
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,413,271	19,836,949	2,978,631	7,731,828	831,886	(2,873,088)	347,999	12,210,664	22.03
Great-West S&P 500® Index Fund Institutional Class	1,963,265	26,241,367	5,439,856	9,690,762	1,649,690	(5,341,972)	527,635	16,648,490	30.03
Great-West S&P Mid Cap 400® Index Fund Institutional Class	923,183	11,301,314	2,277,227	4,729,176	112,509	(1,759,323)	179,759	7,090,042	12.79
Great-West S&P Small Cap 600® Index Fund Institutional Class	720,702	8,393,353	2,132,432	3,880,285	174,500	(1,398,791)	146,279	5,246,709	9.46
					2,768,585	(11,373,174)	1,201,672	41,195,905	74.31
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,032,492	940,003	594,179	513,654	-	-	11,964	1,032,492	1.86
					0	0	11,964	1,032,492	1.86
				Total	$2,505,871	$(11,406,794)	$1,474,320	$50,718,172	91.49%

Annual Report - December 31, 2018

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	267,589	$ 3,356,665	$ 944,108	$1,749,667	$ (70,064)	$ (19,717)	$ 82,454	$ 2,531,389	10.13%
					(70,064)	(19,717)	82,454	2,531,389	10.13
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	696,449	8,088,146	2,087,868	2,808,184	196,066	(1,350,511)	173,375	6,017,319	24.08
Great-West S&P 500® Index Fund Institutional Class	923,825	10,240,666	3,315,380	3,152,563	680,796	(2,569,444)	255,286	7,834,040	31.35
Great-West S&P Mid Cap 400® Index Fund Institutional Class	436,451	4,396,108	1,407,442	1,530,004	84,472	(921,602)	86,746	3,351,944	13.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	362,998	3,505,922	1,295,979	1,322,700	172,840	(836,575)	75,595	2,642,626	10.57
					1,134,174	(5,678,132)	591,002	19,845,929	79.41
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	212,693	131,838	168,537	89,929	-	-	2,247	212,693	0.85
					0	0	2,247	212,693	0.85
				Total	$1,064,110	$(5,697,849)	$675,703	$22,590,011	90.39%
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	154,273	$2,066,379	$ 445,345	$1,042,551	$ (40,925)	$ (9,753)	$ 45,597	$ 1,459,420	8.34%
					(40,925)	(9,753)	45,597	1,459,420	8.34
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	505,241	6,070,948	1,509,056	2,220,514	224,677	(994,210)	124,257	4,365,280	24.95
Great-West S&P 500® Index Fund Institutional Class	641,092	7,327,923	2,195,063	2,362,461	462,600	(1,724,067)	170,455	5,436,457	31.08
Great-West S&P Mid Cap 400® Index Fund Institutional Class	301,641	3,159,505	936,591	1,167,973	50,624	(611,516)	58,217	2,316,607	13.24
Great-West S&P Small Cap 600® Index Fund Institutional Class	270,451	2,704,919	948,046	1,088,472	108,031	(595,610)	54,528	1,968,883	11.26
					845,932	(3,925,403)	407,457	14,087,227	80.53
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	91,237	54,862	70,436	34,944	-	-	883	91,237	0.52
					0	0	883	91,237	0.52
				Total	$805,007	$(3,935,156)	$453,937	$15,637,884	89.39%

Annual Report - December 31, 2018

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	68,479	$ 708,326	$ 315,304	$372,262	$ (15,381)	$ (3,559)	$ 19,561	$ 647,809	7.72%
					(15,381)	(3,559)	19,561	647,809	7.72
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	247,601	2,282,864	1,070,133	707,394	112,874	(506,332)	60,577	2,139,271	25.50
Great-West S&P 500® Index Fund Institutional Class	300,279	2,642,618	1,452,811	768,447	163,016	(780,614)	78,118	2,546,367	30.35
Great-West S&P Mid Cap 400® Index Fund Institutional Class	141,169	1,139,032	599,971	344,229	41,231	(310,594)	26,789	1,084,180	12.92
Great-West S&P Small Cap 600® Index Fund Institutional Class	135,212	1,043,544	607,671	353,017	61,193	(313,857)	26,839	984,341	11.73
					378,314	(1,911,397)	192,323	6,754,159	80.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	40,568	18,538	34,906	13,246	-	-	370	40,568	0.48
					0	0	370	40,568	0.48
				Total	$362,933	$(1,914,956)	$212,254	$7,442,536	88.70%
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$18,732,897	$37,854,537
Great-West SecureFoundation® Lifetime 2020 Fund	12,421,399	38,489,536
Great-West SecureFoundation® Lifetime 2025 Fund	22,314,154	36,515,499
Great-West SecureFoundation® Lifetime 2030 Fund	23,159,632	52,675,668
Great-West SecureFoundation® Lifetime 2035 Fund	17,265,813	29,994,374
Great-West SecureFoundation® Lifetime 2040 Fund	16,865,918	39,056,117
Great-West SecureFoundation® Lifetime 2045 Fund	10,240,576	13,148,845
Great-West SecureFoundation® Lifetime 2050 Fund	6,836,905	9,856,505
Great-West SecureFoundation® Lifetime 2055 Fund	4,590,735	3,332,982
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2018

5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. On September 18, 2018, the Board of Directors approved the merger of the Great-West SecureFoundation® Lifetime 2015 Fund (Target Fund) into the Great-West SecureFoundation® Balanced Fund (Acquiring Fund), with an effective date on or about April 12, 2019. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West SecureFoundation® Lifetime 2015 Fund, Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund, nine of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2015 Fund	$34,154	$452,983
Great-West SecureFoundation® Lifetime 2020 Fund	23,048	305,801
Great-West SecureFoundation® Lifetime 2025 Fund	28,431	376,886
Great-West SecureFoundation® Lifetime 2030 Fund	37,858	501,074
Great-West SecureFoundation® Lifetime 2035 Fund	31,378	413,617
Great-West SecureFoundation® Lifetime 2040 Fund	41,587	545,987
Great-West SecureFoundation® Lifetime 2045 Fund	20,686	270,888
Great-West SecureFoundation® Lifetime 2050 Fund	15,297	199,282
Great-West SecureFoundation® Lifetime 2055 Fund	7,593	98,581
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2015 Fund	40%
Great-West SecureFoundation® Lifetime 2020 Fund	39%
Great-West SecureFoundation® Lifetime 2025 Fund	40%
Great-West SecureFoundation® Lifetime 2030 Fund	42%
Great-West SecureFoundation® Lifetime 2035 Fund	50%
Great-West SecureFoundation® Lifetime 2040 Fund	53%
Great-West SecureFoundation® Lifetime 2045 Fund	59%
Great-West SecureFoundation® Lifetime 2050 Fund	56%
Great-West SecureFoundation® Lifetime 2055 Fund	55%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 26, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 26, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:March 26, 2019